Expenses from Continuing Operations (Details) - Schedule of Listing Expenses (Parentheticals)	12 Months Ended
Jun. 30, 2024 shares
GEM [Member]
Expenses from Continuing Operations (Details) - Schedule of Listing Expenses (Parentheticals) [Line Items]
Issue of shares to settle financing costs	122,549
Polar [Member]
Expenses from Continuing Operations (Details) - Schedule of Listing Expenses (Parentheticals) [Line Items]
Issue of shares to settle financing costs	350,000